Provisions - Individual Suspension Plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 5,385	€ 6,578
Individual Suspension Plan
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 3,588	€ 3,580
Discount rate	0.90%
Average duration of plans	4 years 8 months 12 days